LONG-TERM DEBT - Narrative (Details) $ in Thousands								12 Months Ended
	Apr. 01, 2021 CAD ($)	Dec. 01, 2020 CAD ($)	Nov. 30, 2020	Nov. 27, 2020 CAD ($)	Oct. 23, 2020 tranches	May 28, 2020 CAD ($)	Sep. 12, 2018 tranches	Aug. 31, 2021 CAD ($)	Aug. 31, 2020 CAD ($) tranches	Nov. 30, 2021 CAD ($)	Feb. 28, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	May 28, 2020 USD ($)	May 31, 2019 CAD ($) tranches	May 31, 2019 USD ($) tranches
Disclosure of detailed information about borrowings [line items]
Number of lenders in syndicate group | tranches														3	3
Borrowings								$ 310,000	$ 115,266,000
Undrawn borrowing facilities															$ 25,000
Borrowing costs incurred				$ 2,343,000
Financing costs								2,960,000	6,008,000
Number of tranches | tranches					1		3
Repayments of borrowings								115,059,000	55,000
Deferred financing costs								$ 20,000	123,000
Term Loan | Minimum
Disclosure of detailed information about borrowings [line items]
Maturity date								28 days
Term Loan | Maximum
Disclosure of detailed information about borrowings [line items]
Maturity date								182 days
Revolving Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred				$ 186,000
Bank of Montreal
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 0	115,000,000						$ 115,000
Uncommitted option to increase the Facilities													$ 35,000	$ 35,000,000
Committed and uncommitted borrowing facilities														$ 175,000,000
Borrowings, cash interest rate				5.20%
Bank of Montreal | Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings									65,000,000
Borrowing costs incurred				$ 2,157,000
Committed borrowing facilities				115,000,000					$ 115,000,000			$ 115,000,000
Borrowings, principal payment amortization rate per quarter								4.25%
Number of tranches | tranches									3
Applicable margin rate								4.00%
Bank of Montreal | Term Loan | First Amendment
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred									$ 140,000
Financing costs									$ 831,000
Bank of Montreal | Term Loan | Second Amendment
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred						$ 490,000
Financing costs						$ 813,000
Cash collateral													$ 8,000
Short term investment, term						2 years		2 years
Short term investment, restriction period						1 year
Borrowings, principal payment amortization rate per quarter			2.50%
Bank of Montreal | Term Loan | Amendment and Restatement
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred				217,000
Financing costs								$ 318,000
Committed borrowing facilities				$ 60,000,000
Repayments of borrowings	$ 58,500,000	$ 55,000,000
Borrowing costs recognised as expense								$ 74,000
Quarterly repayments		$ 1,500,000
Minimum unrestricted cash balance requirement										$ 20,000,000
Bank of Montreal | Term Loan | Amendment and Restatement | Minimum
Disclosure of detailed information about borrowings [line items]
Reduction in Revolver commitment											$ 2,000,000
Bank of Montreal | Term Loan | Amendment and Restatement | Maximum
Disclosure of detailed information about borrowings [line items]
Reduction in Revolver commitment											$ 25,000,000